Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Global Small Cap
Issuer	FREEE KK
Ticker/Sedol	4478.T (BKLFVR7)
Principal Amount (US$)	$321,950,905
Principal Amount (Foreign$)	JPY 34,952,600,000
Amount Purchased (US$)	$35,002.07
Amount Purchased (Foreign$)	JPY 3,800,000
Trade Date	12/09/2019
Price (US$)	$18.42
Price-Foreign	JPY 2,000
Underwriter	Bank of America Merrill
Other Syndicate Members:	Daiwa Securities Group, Morgan Stanley, Nomura Securities
Underwriting Spread	6.49%
Currency	JPY

Fund	Global Small Cap
Issuer	Array Technologies Inc
Ticker/Sedol	ARRY (04271T100)
Principal Amount (US$)	$990,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$110,352
Amount Purchased (Foreign$)	N/A
Trade Date	10/15/2020
Price (US$)	$22.00
Price-Foreign	N/A
Underwriter	Goldman Sachs
Other Syndicate Members:
Morgan Stanley & Co. LLC, BofA Securities, Inc., Robert W. Baird & Co Incorporated, Guggenheim Securities, LLC, Piper Sandler & Co., William Blair & Company L.L.C., Telsey Advisory Group, Loop Capital Markets LLC, Samuel A. Ramirez & Company, Inc., Amerivet Securities, Inc., Nomura Securities International, Inc., Jefferies & Company, Inc.

Underwriting Spread	5.50%
Currency	USD

Fund	Global Small Cap
Issuer	Leslie’s Inc
Ticker/Sedol	LESL (527064109)
Principal Amount (US$)	$680,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$52,462
Amount Purchased (Foreign$)	N/A
Trade Date	10/29/2020
Price (US$)	$17.00
Price-Foreign	N/A
Underwriter	Goldman Sachs
Other Syndicate Members:
Morgan Stanley & Co. LLC, BofA Securities, Inc., Robert W. Baird & Co Incorporated, Guggenheim Securities, LLC, Piper Sandler & Co., William Blair & Company L.L.C., Telsey Advisory Group, Loop Capital Markets LLC, Samuel A. Ramirez & Company, Inc., Amerivet Securities, Inc., Nomura Securities International, Inc., Jefferies & Company, Inc.

Underwriting Spread	3.45%
Currency	USD